INVESTMENTS IN SUBSIDIARIES - Summary of Income Statement Items Before Intercompany Eliminations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries
Revenue	$ 8,203	$ 7,239	$ 6,135
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries
Revenue	6,178	5,149	5,649
Profit (loss), attributable to non-controlling interests	758	740	2,025
Comprehensive income, attributable to non-controlling interests	821	581	2,387
Dividends paid to non-controlling interests	1,221	261	2,414
Profit (loss), attributable to owners of parent	1,470	697	76
Comprehensive income, attributable to owners of parent	1,552	675	264
Subsidiaries with material non-controlling interests | Brookfield Office Properties Inc. (“BPO”)
Disclosure of subsidiaries
Revenue	2,149	2,159	2,224
Profit (loss), attributable to non-controlling interests	318	245	120
Comprehensive income, attributable to non-controlling interests	306	240	139
Dividends paid to non-controlling interests	77	35	9
Profit (loss), attributable to owners of parent	757	147	(718)
Comprehensive income, attributable to owners of parent	808	194	(672)
Subsidiaries with material non-controlling interests | BPR Retail Holdings LLC
Disclosure of subsidiaries
Revenue	1,592	584
Profit (loss), attributable to non-controlling interests	66	34
Comprehensive income, attributable to non-controlling interests	67	34
Dividends paid to non-controlling interests	122	(1)
Profit (loss), attributable to owners of parent	652	457
Comprehensive income, attributable to owners of parent	657	447
Subsidiaries with material non-controlling interests | BSREP CARS Sub-Pooling LLC
Disclosure of subsidiaries
Revenue	317	311	311
Profit (loss), attributable to non-controlling interests	67	105	87
Comprehensive income, attributable to non-controlling interests	62	99	85
Dividends paid to non-controlling interests	48	54	377
Profit (loss), attributable to owners of parent	23	37	30
Comprehensive income, attributable to owners of parent	21	34	29
Subsidiaries with material non-controlling interests | BSREP II PBSA Ltd.
Disclosure of subsidiaries
Revenue	148	131	74
Profit (loss), attributable to non-controlling interests	144	68	109
Comprehensive income, attributable to non-controlling interests	173	20	131
Dividends paid to non-controlling interests	85	0	0
Profit (loss), attributable to owners of parent	49	23	37
Comprehensive income, attributable to owners of parent	59	7	44
Subsidiaries with material non-controlling interests | BSREP II MH Holdings LLC
Disclosure of subsidiaries
Revenue	239	248	194
Profit (loss), attributable to non-controlling interests	62	132	133
Comprehensive income, attributable to non-controlling interests	62	132	133
Dividends paid to non-controlling interests	0	8	16
Profit (loss), attributable to owners of parent	20	42	44
Comprehensive income, attributable to owners of parent	20	42	44
Subsidiaries with material non-controlling interests | Brookfield Strategic Real Estate Partners II Storage REIT LLC
Disclosure of subsidiaries
Revenue			168
Profit (loss), attributable to non-controlling interests			82
Comprehensive income, attributable to non-controlling interests			82
Dividends paid to non-controlling interests			8
Profit (loss), attributable to owners of parent			27
Comprehensive income, attributable to owners of parent			27
Subsidiaries with material non-controlling interests | Center Parcs UK
Disclosure of subsidiaries
Revenue	658	644	587
Profit (loss), attributable to non-controlling interests	47	87	13
Comprehensive income, attributable to non-controlling interests	139	50	94
Dividends paid to non-controlling interests	320	55	210
Profit (loss), attributable to owners of parent	17	33	5
Comprehensive income, attributable to owners of parent	51	19	36
Subsidiaries with material non-controlling interests | BSREP Industrial Pooling Subsidiary L.P.
Disclosure of subsidiaries
Revenue			143
Profit (loss), attributable to non-controlling interests			175
Comprehensive income, attributable to non-controlling interests			175
Dividends paid to non-controlling interests			163
Profit (loss), attributable to owners of parent			65
Comprehensive income, attributable to owners of parent			65
Subsidiaries with material non-controlling interests | BSREP II Aries Pooling LLC
Disclosure of subsidiaries
Revenue	256	190	285
Profit (loss), attributable to non-controlling interests	75	51	53
Comprehensive income, attributable to non-controlling interests	74	52	54
Dividends paid to non-controlling interests	33	69	59
Profit (loss), attributable to owners of parent	26	18	18
Comprehensive income, attributable to owners of parent	26	18	18
Subsidiaries with material non-controlling interests | BSREP II Retail Upper Pooling LLC
Disclosure of subsidiaries
Revenue	298	302	306
Profit (loss), attributable to non-controlling interests	(121)	(190)	50
Comprehensive income, attributable to non-controlling interests	(121)	(191)	50
Dividends paid to non-controlling interests	2	1	1
Profit (loss), attributable to owners of parent	(116)	(189)	42
Comprehensive income, attributable to owners of parent	(116)	(190)	42
Subsidiaries with material non-controlling interests | BSREP II Korea Office Holdings Pte. Ltd.
Disclosure of subsidiaries
Revenue	219	211	194
Profit (loss), attributable to non-controlling interests	52	96	144
Comprehensive income, attributable to non-controlling interests	26	69	230
Dividends paid to non-controlling interests	131	8	119
Profit (loss), attributable to owners of parent	15	28	41
Comprehensive income, attributable to owners of parent	7	20	66
Subsidiaries with material non-controlling interests | BSREP India Office Holdings Pte. Ltd.
Disclosure of subsidiaries
Revenue	187	176	156
Profit (loss), attributable to non-controlling interests	144	245	130
Comprehensive income, attributable to non-controlling interests	129	209	154
Dividends paid to non-controlling interests	181	11	47
Profit (loss), attributable to owners of parent	70	119	63
Comprehensive income, attributable to owners of parent	62	102	75
Subsidiaries with material non-controlling interests | BSREP UA Holdings LLC
Disclosure of subsidiaries
Revenue	115	128	124
Profit (loss), attributable to non-controlling interests	(96)	20	117
Comprehensive income, attributable to non-controlling interests	(96)	20	117
Dividends paid to non-controlling interests	222	0	99
Profit (loss), attributable to owners of parent	(43)	9	50
Comprehensive income, attributable to owners of parent	(43)	9	50
Subsidiaries with material non-controlling interests | Forest City
Disclosure of subsidiaries
Revenue	0	65
Profit (loss), attributable to non-controlling interests	0	(153)
Comprehensive income, attributable to non-controlling interests	0	(153)
Dividends paid to non-controlling interests	0	21
Profit (loss), attributable to owners of parent	0	(27)
Comprehensive income, attributable to owners of parent	$ 0	$ (27)
Subsidiaries with material non-controlling interests | BREF ONE, LLC
Disclosure of subsidiaries
Revenue			717
Profit (loss), attributable to non-controlling interests			(33)
Comprehensive income, attributable to non-controlling interests			(8)
Dividends paid to non-controlling interests			0
Profit (loss), attributable to owners of parent			(17)
Comprehensive income, attributable to owners of parent			(5)
Subsidiaries with material non-controlling interests | BSREP II Brazil Pooling LLC
Disclosure of subsidiaries
Revenue			70
Profit (loss), attributable to non-controlling interests			63
Comprehensive income, attributable to non-controlling interests			55
Dividends paid to non-controlling interests			17
Profit (loss), attributable to owners of parent			30
Comprehensive income, attributable to owners of parent			26
Subsidiaries with material non-controlling interests | BSREP Europe Holdings L.P.
Disclosure of subsidiaries
Revenue			96
Profit (loss), attributable to non-controlling interests			782
Comprehensive income, attributable to non-controlling interests			896
Dividends paid to non-controlling interests			1,289
Profit (loss), attributable to owners of parent			359
Comprehensive income, attributable to owners of parent			$ 419